Lease Liabilities - Summary of Reconciliation Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Lease liabilities [abstract]
Balance, beginning of year	$ 10,136	$ 9,700
Additions and adjustments	3,314	2,466
Lease payments	(2,788)	(2,352)
Interest	552	619
Unrealized foreign exchange loss (gain)	654	(297)
Balance, end of year	11,868	10,136
Less: current portion	(2,908)	(1,725)
Non-current lease liabilities	$ 8,960	$ 8,411